Taxation - Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
United Kingdom corporate tax rate	19.00%	19.00%	19.00%
Changes in respect of prior periods	8.20%	11.10%	14.20%
Rate change	1.80%	(5.70%)
Expenses not deductible for tax purposes	(9.40%)		(3.30%)
Gains and losses not subject to income tax	0.60%		1.60%
Movement in deferred tax not recognized	1.40%	(2.50%)	(26.70%)
Tax losses not recognized	0.00%	0.50%	(6.00%)
Foreign income taxed at different rates	21.30%	6.80%	13.40%
Other	0.60%	2.60%	0.80%
Effective Income Tax Rate Reconciliation, Percent, Total	43.50%	31.80%	13.00%